Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
8.	FAIR VALUE MEASUREMENTS
The Company’s financial liabilities subject to fair value measurement on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities included in:
Warrant liability (Public)	$39,500	$—	$—	$39,500
Warrant liability (Private)	—	—	21,793	21,793
Earn-out liability	—	—	26,596	26,596

Total fair value	$39,500	$—	$48,389	$87,889

As of December 31, 2021, the Company’s derivative liabilities for its private and public warrants, the earn-out
liability (see Note 2, “Business Combination and Acquisitions,” for more details), and the acquisition contingent consideration payable are measured at fair value on a recurring basis. The fair value for the private warrants, earn-out
liability, and acquisition contingent consideration payable are determined based on significant inputs not observable in the market (Level 3). The valuation of the Level 3 liabilities uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained. The Company uses a Monte Carlo simulation model to estimate the fair value of its private warrants and earn-out
liability. The fair value of the public warrants is determined using publicly traded prices (Level 1). Changes in the fair value of the derivative liabilities related to warrants and the earn-out
liability are recognized as
non-operating
expense in the consolidated statements of comprehensive income (loss). Changes in the fair value of acquisition contingent consideration payable are recognized as acquisition and restructuring costs in the consolidated statements of comprehensive income (loss). As of December 31, 2020, the Company’s financial liabilities subject to fair value measurement on a recurring basis consisted of acquisition contingent consideration payables of $
9,200
, for which the fair value was determined based on significant inputs not observable in the market (Level 3).
The fair value of private warrants was estimated as of December 31, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.99
Strike price	$11.50
Remaining life	4.54 years
Expected dividend	$—
Risk-free interest rate	1.19%
Price threshold	$18.00
The fair value of the
earn-out
liability was estimated as of December 31, 2021 using the Monte Carlo simulation model with the following assumptions:

Valuation date price	$12.99
Expected term	6.54 years
Expected volatility	40.59%
Risk-free interest rate	1.40%
Price hurdle 1	$13.00
Price hurdle 2	$15.00

As of December 31, 2021 and 2020, the Company had accounts receivable, accounts payable and accrued expenses for which the carrying value approximates fair value due to the short-term nature of these instruments. The carrying value of the Company’s long-term debt approximates fair value as the rates used approximate the market rates currently available to the Company. Fair value measurements used in the impairment reviews of goodwill and intangible assets are Level 3 measurements.
The reconciliation of changes in Level 3 during the year ended December 31, 2021 is as follows:

	For the year ended December 31, 2021
	Private Warrants	Acquisition Contingent Consideration	Earn-Out Liability	Total
Balance on December 31, 2020	$—	$9,200	$—	$9,200
Cash paid for contingent consideration	—	(26,573)	—	(26,573)
Liabilities assumed in recapitalization	9,613	—	17,722	27,335
Losses included in earnings	12,180	17,373	8,874	38,427

Balance on December 31, 2021	$21,793	$—	$26,596	$48,389